Investment Quality Bond Trust Investment Strategy - Investment Quality Bond Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities. The subadvisor’s investment decisions derive from a three-pronged analysis, including: ●sector analysis, ●credit research, and ●call protection. Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include: ●relative valuation of available alternatives, ●impact on portfolio yield, quality and liquidity, and ●impact on portfolio maturity and sector weights. The subadvisor attempts to maintain a high, steady and possibly growing income stream. At least 80% of the fund’s net assets are invested in bonds and debentures, including: ●marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities; ●securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and ●cash and cash equivalent securities which are authorized for purchase by Money Market Trust, a series of the Trust. The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including: ●privately placed debt securities, ●U.S. and foreign debt securities, ●preferred stocks, ●convertible securities (including those issued in the Euromarket), ●securities carrying warrants to purchase equity securities, ●foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, ●hybrid securities, and ●below-investment-grade and investment-grade foreign currency denominated fixed-income securities, including up to 5% emerging market fixed-income securities. In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to hold more than 20% of its net assets in high yield securities. The fund’s investment policies are based on credit ratings at the time of purchase. The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates. The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security. The fund may make short sales of a security including short sales “against the box.”